DEPOSIT FOR INVESTMENT IN D.S RAIDER LLC	3 Months Ended
May 31, 2021
Investments, All Other Investments [Abstract]
DEPOSIT FOR INVESTMENT IN D.S RAIDER LLC	4. DEPOSIT FOR INVESTMENT IN D.S RAIDER LLC On January 8, 2021, EZ Global deposited $500,000 with D.S Raider related to the proposed Acquisition of D.S Raider under the Share Purchase Agreement.